JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.3%
Moog, Inc., Class A	4,044	1,576,553
National Presto Industries, Inc.	2,566	311,564
		1,888,117
Automobiles & Parts — 0.9%
Dorman Products, Inc. *	4,653	619,593
Garrett Motion, Inc. (Switzerland)	54,810	1,707,331
Phinia, Inc.	21,279	1,565,922
Strattec Security Corp. *	3,857	338,992
Visteon Corp.	11,561	1,208,587
		5,440,425
Banks — 6.0%
1st Source Corp.	6,220	558,183
Ameris Bancorp	20,600	1,796,526
Axos Financial, Inc. *	17,130	1,737,153
BancFirst Corp.	2,098	236,696
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	29,582	1,813,081
Bladex, Inc. (Panama)	5,703	333,911
Cathay General Bancorp	22,810	1,441,364
City Holding Co.	2,940	426,623
Community Trust Bancorp, Inc.	5,679	445,518
First BanCorp (Puerto Rico)	44,858	1,297,742
First Busey Corp.	12,953	399,730
First Commonwealth Financial Corp.	24,714	532,092
First Financial Bancorp	26,822	907,388
First Financial Corp.	5,510	443,830
First Merchants Corp.	10,527	454,135
Fulton Financial Corp.	46,349	1,127,671
Hancock Whitney Corp.	17,921	1,379,917
Home BancShares, Inc.	46,779	1,453,423
Hope Bancorp, Inc.	61,679	864,123
International Bancshares Corp.	15,915	1,218,134
NBT Bancorp, Inc.	14,171	746,103
Northwest Bancshares, Inc.	64,002	1,007,391
OceanFirst Financial Corp.	28,920	558,445
OFG Bancorp (Puerto Rico)	28,970	1,531,354
Old National Bancorp	71,787	1,912,406
Pathward Financial, Inc.	8,550	754,452
Provident Financial Services, Inc.	35,142	867,305
Renasant Corp.	21,375	931,309
Republic Bancorp, Inc., Class A	3,860	384,224
Simmons First National Corp., Class A	34,446	812,581
TrustCo Bank Corp.	10,464	596,239
Trustmark Corp.	14,293	678,203
UMB Financial Corp.	6,909	1,006,849
United Bankshares, Inc.	40,364	1,955,636
Valley National Bancorp	34,459	492,419

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
WaFd, Inc.	32,306	1,187,892
WesBanco, Inc.	23,776	983,851
		35,273,899
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A *	6,629	1,214,433
MGP Ingredients, Inc.	38,422	680,070
National Beverage Corp.	32,602	1,031,527
Vita Coco Co., Inc. (The) *	22,481	1,482,397
		4,408,427
Chemicals — 3.8%
AdvanSix, Inc.	31,363	629,142
Alto Ingredients, Inc. *	63,772	303,555
Ashland, Inc.	9,908	719,420
Avient Corp.	38,298	1,390,983
Balchem Corp.	9,399	1,574,850
Cabot Corp.	18,953	1,668,243
Chemours Co. (The)	55,679	924,828
Ecovyst, Inc. *	137,366	1,656,634
Hawkins, Inc.	9,014	1,154,062
Huntsman Corp.	77,423	755,649
Ingevity Corp. *	24,545	1,794,485
Innospec, Inc.	5,790	497,824
Intrepid Potash, Inc. *	32,013	1,087,162
LSB Industries, Inc. *	98,341	1,069,950
Orion SA (Germany)	17,347	117,092
Perimeter Solutions, Inc. *	51,599	1,579,445
Quaker Chemical Corp.	9,878	1,585,617
Rayonier Advanced Materials, Inc. *	92,931	831,732
Sensient Technologies Corp.	14,745	1,823,514
Stepan Co.	18,181	1,166,129
		22,330,316
Construction & Materials — 2.5%
Arcosa, Inc.	14,243	2,068,084
Argan, Inc.	2,893	1,650,254
Boise Cascade Co.	12,183	930,537
CSW Industrials, Inc.	4,777	1,523,529
Exponent, Inc.	7,701	514,812
Granite Construction, Inc.	13,069	1,580,957
Griffon Corp.	14,799	1,275,230
Installed Building Products, Inc.	5,799	1,292,829
Masterbrand, Inc. *	57,713	476,132
Mueller Water Products, Inc., Class A	18,429	465,148
MYR Group, Inc. *	1,235	411,527
Patrick Industries, Inc.	15,415	1,272,508
Tutor Perini Corp.	17,086	1,430,952
		14,892,499

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — 2.3%
American Public Education, Inc. *	18,414	893,263
Carriage Services, Inc.	13,374	539,908
Cars.com, Inc. *	19,618	232,473
Covista, Inc. *	10,374	1,295,194
Frontdoor, Inc. *	9,235	670,738
Graham Holdings Co., Class B	1,148	1,381,664
Laureate Education, Inc., Class A *	46,619	1,785,974
OPENLANE, Inc. *	42,115	1,674,493
Perdoceo Education Corp.	41,630	1,324,250
PROG Holdings, Inc.	32,346	1,423,871
Strategic Education, Inc.	10,766	882,812
Stride, Inc. *	8,793	705,990
Upbound Group, Inc.	29,263	567,410
		13,378,040
Electricity — 1.9%
Hallador Energy Co. *	72,946	1,037,292
Hawaiian Electric Industries, Inc. *	112,926	1,459,004
MGE Energy, Inc.	17,565	1,396,944
NANO Nuclear Energy, Inc. * (a)	43,557	692,992
Northwestern Energy Group, Inc.	24,443	1,680,212
Ormat Technologies, Inc.	11,903	1,161,495
Portland General Electric Co.	32,157	1,586,305
Sunrun, Inc. *	94,784	929,831
TXNM Energy, Inc.	24,147	1,398,594
		11,342,669
Electronic & Electrical Equipment — 0.8%
Atkore, Inc.	12,019	876,906
Belden, Inc.	11,231	1,393,206
EnerSys	7,602	1,414,352
Gorman-Rupp Co. (The)	4,074	330,768
Helios Technologies, Inc.	11,569	901,341
		4,916,573
Finance & Credit Services — 1.2%
Enact Holdings, Inc.	26,923	1,273,996
Enova International, Inc. *	9,669	2,457,280
Federal Agricultural Mortgage Corp., Class C	2,450	557,620
PennyMac Financial Services, Inc.	13,620	1,027,084
Radian Group, Inc.	45,082	1,757,747
		7,073,727
Food Producers — 3.3%
Andersons, Inc. (The)	25,115	1,777,640
B&G Foods, Inc. (a)	297,461	1,050,037
Cal-Maine Foods, Inc.	18,158	1,593,909
Del Monte Corp.	43,506	1,292,563
Dole plc	88,857	1,256,438
Flowers Foods, Inc. (a)	154,787	1,086,605

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Herbalife Ltd. *	107,887	1,339,956
J & J Snack Foods Corp.	15,142	1,158,363
John B Sanfilippo & Son, Inc.	14,719	1,218,144
Mama's Creations, Inc. *	30,616	564,253
Marzetti Co. (The)	10,865	1,161,143
Mission Produce, Inc. *	35,179	443,607
Nature's Sunshine Products, Inc. *	20,737	417,851
Seneca Foods Corp., Class A *	6,849	1,133,441
Simply Good Foods Co. (The) *	95,915	976,415
Utz Brands, Inc.	167,944	2,371,369
Vital Farms, Inc. * (a)	33,378	424,902
		19,266,636
Gas, Water & Multi-utilities — 3.5%
American States Water Co.	15,665	1,341,551
Avista Corp.	41,496	1,678,513
Black Hills Corp.	23,316	1,660,332
Brookfield Infrastructure Corp., Class A (Canada)	38,258	1,618,313
California Water Service Group	25,887	1,297,198
Chesapeake Utilities Corp.	12,808	1,700,646
Consolidated Water Co. Ltd., Class D	16,401	478,909
Excelerate Energy, Inc., Class A	44,911	1,763,655
Middlesex Water Co.	11,207	642,161
New Jersey Resources Corp.	31,771	1,839,223
Northwest Natural Holding Co.	31,586	1,545,187
ONE Gas, Inc.	19,844	1,540,887
Southwest Gas Holdings, Inc.	19,219	1,718,179
Spire, Inc.	19,574	1,563,180
		20,387,934
General Industrials — 1.5%
Apogee Enterprises, Inc.	20,716	820,354
AZZ, Inc.	11,827	1,711,603
Greif, Inc., Class A	13,797	1,194,130
HB Fuller Co.	2,065	114,195
Myers Industries, Inc.	16,946	578,875
Otter Tail Corp.	16,769	1,482,715
Standex International Corp.	5,985	1,774,553
TriMas Corp.	22,788	909,925
		8,586,350
Health Care Providers — 3.2%
Addus HomeCare Corp. *	9,908	1,144,176
Astrana Health, Inc. *	19,716	701,101
BrightSpring Health Services, Inc. *	28,982	1,730,515
CorVel Corp. *	15,055	904,203
Healthcare Services Group, Inc. *	53,919	1,256,313
HealthEquity, Inc. *	16,347	1,644,672
LifeMD, Inc. *	38,666	135,331

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
National HealthCare Corp.	6,320	1,428,510
Nutex Health, Inc. * (a)	9,855	1,452,923
Option Care Health, Inc. *	53,151	1,224,068
PACS Group, Inc. *	28,430	1,308,064
Pediatrix Medical Group, Inc. *	64,396	1,707,138
Pennant Group, Inc. (The) *	17,242	695,197
RadNet, Inc. *	23,581	1,503,996
Surgery Partners, Inc. * (a)	41,238	635,065
US Physical Therapy, Inc.	9,953	786,884
Waystar Holding Corp. *	34,067	719,154
		18,977,310
Household Goods & Home Construction — 2.1%
Central Garden & Pet Co., Class A *	24,396	924,852
Century Communities, Inc.	6,772	454,808
CompX International, Inc.	3,828	108,371
Ethan Allen Interiors, Inc.	40,754	912,890
Green Brick Partners, Inc. *	16,274	1,151,060
HNI Corp.	30,936	1,392,429
Interface, Inc.	55,762	1,910,406
KB Home	10,146	557,726
La-Z-Boy, Inc.	39,416	1,552,202
M/I Homes, Inc. *	9,280	1,356,086
MillerKnoll, Inc.	29,867	672,605
Worthington Enterprises, Inc.	25,034	1,407,161
		12,400,596
Industrial Engineering — 0.7%
Albany International Corp., Class A	7,858	585,499
Douglas Dynamics, Inc.	7,817	344,964
Enpro, Inc.	5,510	1,729,699
Franklin Electric Co., Inc.	15,168	1,588,393
Tennant Co.	1,186	99,660
		4,348,215
Industrial Materials — 1.4%
Clearwater Paper Corp. *	31,430	660,973
Koppers Holdings, Inc.	28,579	1,400,943
Materion Corp.	7,386	1,557,264
Mativ Holdings, Inc.	103,454	903,153
Minerals Technologies, Inc.	20,621	1,572,145
Sylvamo Corp.	25,624	958,594
Tredegar Corp. *	20,396	154,806
UFP Industries, Inc.	14,123	1,225,029
		8,432,907
Industrial Metals & Mining — 2.3%
Century Aluminum Co. *	29,818	1,334,952
Commercial Metals Co.	23,901	1,642,477
Compass Minerals International, Inc. *	47,415	1,391,156

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Constellium SE *	51,330	1,425,948
Energy Fuels, Inc. * (a)	109,184	1,249,065
Kaiser Aluminum Corp.	9,512	1,518,876
Metallus, Inc. *	26,173	526,601
NWPX Infrastructure, Inc. *	5,080	625,246
Ryerson Holding Corp.	59,118	1,642,889
United States Antimony Corp. * (a)	224,043	1,135,898
Worthington Steel, Inc.	27,819	1,001,762
		13,494,870
Industrial Support Services — 2.0%
ABM Industries, Inc.	20,325	973,771
CoreCivic, Inc., REIT *	54,242	1,621,836
CRA International, Inc.	6,370	1,140,421
Deluxe Corp.	17,908	463,280
Donnelley Financial Solutions, Inc. *	7,204	340,749
DXP Enterprises, Inc. *	2,581	405,269
Everforth, Inc. *	10,990	312,556
EVERTEC, Inc. (Puerto Rico)	18,419	560,674
Korn Ferry	12,798	1,052,891
Maximus, Inc.	16,882	1,017,141
Pagseguro Digital Ltd., Class A (Brazil)	128,330	1,237,101
Pitney Bowes, Inc.	86,568	1,517,537
Target Hospitality Corp. *	23,271	353,719
TriNet Group, Inc.	11,869	781,336
UniFirst Corp.	718	210,360
		11,988,641
Industrial Transportation — 3.9%
ArcBest Corp.	8,535	1,232,027
Ardmore Shipping Corp. (Ireland)	39,301	683,444
Blue Bird Corp. *	16,832	1,252,132
Costamare Bulkers Holdings Ltd. (Monaco) *	4,034	78,905
Costamare, Inc. (Monaco)	71,166	1,108,766
DHT Holdings, Inc.	87,272	1,620,641
Dorian LPG Ltd.	30,025	1,423,786
Federal Signal Corp.	14,510	1,813,025
FLEX LNG Ltd. (Norway)	30,682	957,585
GATX Corp.	9,418	1,684,598
Genco Shipping & Trading Ltd.	31,266	798,534
Hub Group, Inc., Class A	9,132	424,912
International Seaways, Inc.	21,935	2,109,708
Matson, Inc.	9,086	1,840,733
McGrath RentCorp	7,890	908,534
Navigator Holdings Ltd.	17,398	388,845
Nordic American Tankers Ltd.	65,348	426,722
Scorpio Tankers, Inc. (Monaco)	18,823	1,465,559
Teekay Corp. Ltd. (Bermuda)	87,959	1,024,722
Teekay Tankers Ltd., Class A (Canada)	21,923	1,740,029

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Tingo Group, Inc. * (a)	827,098	2,481
Wabash National Corp.	14,536	182,572
		23,168,260
Investment Banking & Brokerage Services — 1.0%
Acadian Asset Management, Inc.	6,704	579,829
Artisan Partners Asset Management, Inc., Class A	20,508	804,734
Moelis & Co., Class A	23,007	1,543,309
StoneX Group, Inc. *	21,396	1,638,292
Victory Capital Holdings, Inc., Class A	14,741	1,459,801
		6,025,965
Leisure Goods — 0.4%
LCI Industries	8,901	911,106
Smith & Wesson Brands, Inc.	67,941	988,542
Sturm Ruger & Co., Inc.	16,126	599,403
		2,499,051
Life Insurance — 0.9%
CNO Financial Group, Inc.	36,318	2,000,759
Genworth Financial, Inc., Class A *	155,851	1,532,015
Jackson Financial, Inc., Class A	15,169	1,854,865
		5,387,639
Media — 0.2%
Gray Media, Inc.	95,808	387,064
Scholastic Corp.	10,232	415,931
		802,995
Medical Equipment & Services — 2.6%
AdaptHealth Corp. *	37,599	406,069
Anika Therapeutics, Inc. *	5,502	106,079
CONMED Corp.	14,734	682,184
Fulgent Genetics, Inc. *	16,087	266,240
Haemonetics Corp. *	11,309	967,372
ICU Medical, Inc. *	8,560	1,442,446
Integer Holdings Corp. *	12,984	1,573,791
Lantheus Holdings, Inc. *	12,850	1,280,374
LeMaitre Vascular, Inc.	12,112	1,227,188
LivaNova plc *	15,502	1,242,330
Merit Medical Systems, Inc. *	16,316	1,387,023
Myriad Genetics, Inc. *	16,657	47,639
NeoGenomics, Inc. *	33,444	511,359
Omnicell, Inc. *	29,730	1,051,550
OraSure Technologies, Inc. *	81,069	328,330
STAAR Surgical Co. *	9,112	221,968
Tactile Systems Technology, Inc. *	22,132	623,458
UFP Technologies, Inc. * (a)	5,394	1,374,283
Varex Imaging Corp. *	42,470	475,239
		15,214,922

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — 1.2%
Ares Commercial Real Estate Corp. (a)	49,422	210,538
Chimera Investment Corp.	18,806	234,699
Dynex Capital, Inc.	110,382	1,402,955
Ellington Financial, Inc.	102,799	1,365,171
Invesco Mortgage Capital, Inc. (a)	85,855	636,186
Ladder Capital Corp.	80,840	772,830
MFA Financial, Inc.	86,836	791,076
PennyMac Mortgage Investment Trust	65,966	622,059
Redwood Trust, Inc.	7,946	36,313
Safehold, Inc.	42,191	682,650
TPG RE Finance Trust, Inc.	5,467	43,572
		6,798,049
Non-life Insurance — 1.0%
Employers Holdings, Inc.	9,836	497,210
Essent Group Ltd.	26,844	1,770,630
Hamilton Insurance Group Ltd., Class B (Bermuda)	36,638	1,317,502
Horace Mann Educators Corp.	6,551	341,373
NMI Holdings, Inc., Class A *	34,395	1,523,698
Safety Insurance Group, Inc.	902	93,258
Stewart Information Services Corp.	7,490	506,249
		6,049,920
Non-Renewable Energy — 7.2%
Alpha Metallurgical Resources, Inc. *	5,050	692,658
Archrock, Inc.	45,058	1,611,274
Borr Drilling Ltd. (Mexico) *	74,383	299,763
Cactus, Inc., Class A	24,922	1,620,179
California Resources Corp.	25,706	1,352,650
CNX Resources Corp. *	41,331	1,479,650
Comstock Resources, Inc. * (a)	53,372	707,713
Core Natural Resources, Inc.	17,558	1,401,831
Crescent Energy Co., Class A	56,192	644,522
DNOW, Inc. *	107,113	1,512,436
Gulfport Energy Corp. *	7,498	1,209,952
Helix Energy Solutions Group, Inc. *	121,623	1,156,635
Helmerich & Payne, Inc.	25,207	871,406
Innovex International, Inc. *	14,391	404,099
Kinetik Holdings, Inc., Class A	23,453	1,186,018
Kodiak Gas Services, Inc.	26,758	1,570,962
Liberty Energy, Inc.	61,714	1,154,669
Magnolia Oil & Gas Corp., Class A	54,733	1,407,185
Murphy Oil Corp.	38,851	1,543,939
Nabors Industries Ltd. *	10,198	873,663
National Energy Services Reunited Corp. *	45,534	1,227,597
Noble Corp. plc	26,697	1,131,953
Northern Oil & Gas, Inc.	21,563	456,057
NPK International, Inc. *	44,683	558,091
Par Pacific Holdings, Inc. *	29,164	2,508,979

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Patterson-UTI Energy, Inc.	106,881	1,120,113
Peabody Energy Corp.	51,770	1,103,736
PrimeEnergy Resources Corp. *	2,099	386,426
ProPetro Holding Corp. *	46,872	520,279
Ramaco Resources, Inc., Class A * (a)	46,005	421,866
RPC, Inc.	114,319	641,330
SandRidge Energy, Inc.	46,432	646,333
Select Water Solutions, Inc.	87,680	1,623,834
SM Energy Co.	35,253	1,146,428
Solaris Energy Infrastructure, Inc., Class A	24,671	1,268,336
SunCoke Energy, Inc.	116,683	989,472
TETRA Technologies, Inc. *	61,346	472,364
VAALCO Energy, Inc.	84,298	449,308
Vitesse Energy, Inc. (a)	11,416	178,090
Warrior Met Coal, Inc.	18,650	1,480,996
World Kinect Corp.	34,206	1,363,451
		42,396,243
Personal Care, Drug & Grocery Stores — 2.9%
ACCO Brands Corp.	143,155	604,114
Chefs' Warehouse, Inc. (The) *	19,969	2,303,424
Edgewell Personal Care Co.	52,361	1,423,696
Energizer Holdings, Inc.	59,482	1,247,338
Grocery Outlet Holding Corp. * (a)	150,928	1,387,028
Guardian Pharmacy Services, Inc., Class A *	27,888	1,102,413
Ingles Markets, Inc., Class A	16,500	1,485,165
Natural Grocers by Vitamin Cottage, Inc.	37,657	1,207,283
Nu Skin Enterprises, Inc., Class A	122,929	638,001
Spectrum Brands Holdings, Inc.	18,903	1,678,019
United Natural Foods, Inc. *	35,934	1,826,525
WD-40 Co.	5,484	1,245,636
Weis Markets, Inc.	15,434	1,189,190
		17,337,832
Personal Goods — 1.4%
G-III Apparel Group Ltd.	28,886	1,051,739
Interparfums, Inc.	5,739	714,793
Kontoor Brands, Inc.	15,645	1,310,112
Movado Group, Inc.	26,913	1,027,538
Oxford Industries, Inc.	11,926	452,234
Signet Jewelers Ltd.	18,221	1,692,731
Steven Madden Ltd.	26,982	1,243,331
Wolverine World Wide, Inc.	49,641	976,935
		8,469,413
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.4%
10X Genomics, Inc., Class A *	42,233	1,996,354
ADMA Biologics, Inc. *	32,883	278,190
Alkermes plc *	34,551	1,692,654

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Amphastar Pharmaceuticals, Inc. *	27,277	543,903
ANI Pharmaceuticals, Inc. *	15,489	1,227,348
Aurinia Pharmaceuticals, Inc. (Canada) *	85,377	1,270,410
Castle Biosciences, Inc. *	15,720	440,160
Collegium Pharmaceutical, Inc. *	36,180	1,280,410
Fortrea Holdings, Inc. *	34,773	666,598
Harmony Biosciences Holdings, Inc. *	14,552	512,813
Indivior Pharmaceuticals, Inc. *	33,603	1,344,456
Innoviva, Inc. *	68,619	1,438,940
Ironwood Pharmaceuticals, Inc. *	135,991	575,242
Krystal Biotech, Inc. *	3,965	1,352,541
Ligand Pharmaceuticals, Inc. *	7,180	2,064,537
Monte Rosa Therapeutics, Inc. *	41,479	685,233
Niagen Bioscience, Inc. *	40,318	137,081
Pacira BioSciences, Inc. *	39,523	1,043,802
PDL BioPharma, Inc. ‡ *	22,361	4,919
Phibro Animal Health Corp., Class A	10,947	397,705
Prestige Consumer Healthcare, Inc. *	18,534	930,778
Protagonist Therapeutics, Inc. *	16,778	2,292,546
Rigel Pharmaceuticals, Inc. *	29,124	1,072,055
Septerna, Inc. *	18,656	642,699
Supernus Pharmaceuticals, Inc. *	32,816	1,464,578
Theravance Biopharma, Inc. *	32,015	539,773
Vanda Pharmaceuticals, Inc. *	38,117	194,397
		26,090,122
Precious Metals & Mining — 0.9%
Idaho Strategic Resources, Inc. * (a)	43,247	1,213,943
McEwen, Inc. (Canada) * (a)	42,844	740,773
Novagold Resources, Inc. (Canada) *	125,807	733,455
Perpetua Resources Corp. *	59,424	1,093,996
SSR Mining, Inc. (Canada) *	65,065	1,666,965
		5,449,132
Real Estate Investment & Services — 1.7%
Compass, Inc., Class A *	191,564	2,181,914
Cushman & Wakefield Ltd. *	90,482	1,214,269
DigitalBridge Group, Inc.	77,475	1,229,528
HA Sustainable Infrastructure Capital, Inc., REIT	47,675	1,805,452
Newmark Group, Inc., Class A	81,317	1,219,348
Opendoor Technologies, Inc. * (a)	276,686	1,043,106
St. Joe Co. (The)	24,145	1,502,785
		10,196,402
Real Estate Investment Trusts — 11.6%
Acadia Realty Trust	55,172	1,239,715
Alexander's, Inc.	4,561	1,163,055
American Assets Trust, Inc.	55,779	1,315,827
Apple Hospitality REIT, Inc.	90,045	1,486,643

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Brandywine Realty Trust	243,841	741,277
Broadstone Net Lease, Inc.	85,609	1,832,889
CareTrust REIT, Inc.	48,919	2,051,663
CBL & Associates Properties, Inc.	8,854	519,818
Community Healthcare Trust, Inc.	30,456	557,649
COPT Defense Properties	49,158	1,866,038
CTO Realty Growth, Inc.	54,701	1,201,781
Curbline Properties Corp.	51,640	1,582,250
DiamondRock Hospitality Co.	151,439	2,005,052
Diversified Healthcare Trust	111,096	988,754
Douglas Emmett, Inc.	106,395	1,257,589
Easterly Government Properties, Inc., Class A	51,043	1,243,407
Empire State Realty Trust, Inc., Class A	93,219	471,688
Essential Properties Realty Trust, Inc.	49,853	1,559,900
Farmland Partners, Inc.	42,562	397,955
Four Corners Property Trust, Inc.	52,417	1,341,875
Getty Realty Corp.	44,509	1,519,537
Gladstone Land Corp. (a)	60,861	493,583
Global Net Lease, Inc.	180,807	1,576,637
Highwoods Properties, Inc.	40,902	1,355,083
Independence Realty Trust, Inc.	76,674	1,275,089
Innovative Industrial Properties, Inc.	20,037	1,178,376
InvenTrust Properties Corp.	34,717	1,229,329
JBG SMITH Properties	75,644	1,062,798
Kite Realty Group Trust	62,502	1,788,807
LTC Properties, Inc.	44,598	1,794,623
LXP Industrial Trust	34,133	2,066,070
Macerich Co. (The)	72,481	1,872,909
National Health Investors, Inc.	20,567	1,576,461
NETSTREIT Corp. (a)	60,660	1,301,157
Outfront Media, Inc.	58,453	1,862,897
Park Hotels & Resorts, Inc.	83,872	1,263,112
Pebblebrook Hotel Trust	83,112	1,587,439
Phillips Edison & Co., Inc.	38,989	1,656,643
Piedmont Realty Trust, Inc., Class A *	137,469	1,332,075
Postal Realty Trust, Inc., Class A	12,724	293,161
RLJ Lodging Trust	130,920	1,603,770
Ryman Hospitality Properties, Inc.	14,597	1,950,889
Sabra Health Care REIT, Inc.	89,510	1,894,927
SITE Centers Corp.	115,116	492,696
Summit Hotel Properties, Inc.	116,945	804,582
Sunstone Hotel Investors, Inc.	118,091	1,389,931
Tanger, Inc.	42,501	1,728,091
Terreno Realty Corp.	27,139	1,944,509
UMH Properties, Inc.	47,007	710,276
Urban Edge Properties	70,373	1,594,652
Xenia Hotels & Resorts, Inc.	73,710	1,516,952
		68,541,886

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Renewable Energy — 0.9%
American Superconductor Corp. *	45,041	1,322,854
Centrus Energy Corp., Class A * (a)	6,296	1,113,951
Green Plains, Inc. *	59,278	998,835
REX American Resources Corp. *	40,626	1,748,543
		5,184,183
Retailers — 2.2%
Abercrombie & Fitch Co., Class A *	3,402	338,635
Academy Sports & Outdoors, Inc.	20,775	985,774
American Eagle Outfitters, Inc.	46,498	798,836
Asbury Automotive Group, Inc. *	3,018	699,271
Buckle, Inc. (The)	29,070	1,272,394
GigaCloud Technology, Inc., Class A * (a)	27,872	1,219,121
Global Industrial Co.	3,443	123,053
Gold.com, Inc.	20,655	854,291
Group 1 Automotive, Inc.	3,361	963,834
Haverty Furniture Cos., Inc.	32,674	805,087
Kohl's Corp.	66,995	1,282,284
Liquidity Services, Inc. *	24,893	970,329
PriceSmart, Inc.	4,340	841,569
Shoe Station Group, Inc.	29,042	441,438
Urban Outfitters, Inc. *	20,312	1,506,744
Zumiez, Inc. *	1,928	37,924
		13,140,584
Software & Computer Services — 4.5%
A10 Networks, Inc.	56,950	1,684,011
Agilysys, Inc. *	10,851	1,141,091
Alarm.com Holdings, Inc. *	10,826	592,724
Bandwidth, Inc., Class A *	18,523	724,990
Blackbaud, Inc. *	7,362	315,094
Box, Inc., Class A *	31,957	1,008,243
Cargurus, Inc., Class A *	38,206	1,384,585
Clear Secure, Inc., Class A	36,411	2,011,344
Commvault Systems, Inc. *	8,407	990,345
Consensus Cloud Solutions, Inc. *	3,775	137,410
Diebold Nixdorf, Inc. *	14,794	1,088,690
ePlus, Inc.	14,689	1,357,410
EverQuote, Inc., Class A *	18,944	477,768
Grindr, Inc. (Singapore) * (a)	57,287	993,357
Magnite, Inc. *	38,732	747,528
Mitek Systems, Inc. *	72,945	1,218,181
NerdWallet, Inc., Class A *	42,031	378,279
NetScout Systems, Inc. *	43,679	1,776,425
OneSpan, Inc.	26,046	403,192
Powerfleet, Inc. NJ *	81,622	319,958
Progress Software Corp. *	24,629	999,691
Q2 Holdings, Inc. *	17,482	1,064,129
Qualys, Inc. *	7,850	1,136,288

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Simulations Plus, Inc. * (a)	25,194	459,287
SPS Commerce, Inc. *	8,557	627,998
Taboola.com Ltd. (Israel) *	100,995	505,985
Teradata Corp. *	37,042	1,147,932
Viant Technology, Inc., Class A *	20,697	243,604
Workiva, Inc. *	14,806	885,399
Yelp, Inc. *	34,119	901,765
		26,722,703
Technology Hardware & Equipment — 4.1%
Adeia, Inc.	56,902	1,516,438
Alpha & Omega Semiconductor Ltd. *	2,687	85,285
Axcelis Technologies, Inc. *	4,602	600,009
Benchmark Electronics, Inc.	20,160	1,608,163
Cohu, Inc. *	1,698	81,487
CTS Corp.	22,870	1,466,424
Daktronics, Inc. *	25,435	502,850
Diodes, Inc. *	16,477	1,356,387
Impinj, Inc. * (a)	12,773	1,933,321
Insight Enterprises, Inc. *	7,371	950,343
Kulicke & Soffa Industries, Inc. (Singapore)	16,261	1,450,481
Methode Electronics, Inc.	49,927	698,479
Novanta, Inc. *	9,825	1,400,554
PC Connection, Inc.	12,055	1,009,245
Penguin Solutions, Inc. *	5,096	268,203
Photronics, Inc. *	52,383	1,586,681
Plexus Corp. *	6,278	1,577,913
Power Integrations, Inc.	17,216	1,045,183
Rogers Corp. *	8,060	995,168
ScanSource, Inc. *	19,948	1,129,456
Synaptics, Inc. *	4,007	430,031
Ultra Clean Holdings, Inc. *	16,822	1,401,441
Vishay Intertechnology, Inc.	31,168	1,066,569
Xerox Holdings Corp. (a)	65,497	193,216
		24,353,327
Telecommunications Equipment — 2.7%
ADTRAN Holdings, Inc. *	118,000	1,004,180
Aviat Networks, Inc. *	24,380	499,302
Calix, Inc. *	33,418	1,199,706
Clearfield, Inc. *	39,605	1,198,447
Digi International, Inc. *	26,391	1,839,981
Extreme Networks, Inc. *	58,644	1,767,530
Harmonic, Inc. *	120,589	1,392,803
InterDigital, Inc.	4,424	1,348,546
Lightwave Logic, Inc. * (a)	126,396	816,518
NETGEAR, Inc. *	37,688	910,542
Ribbon Communications, Inc. *	1,005	2,151
Uniti Group, Inc., REIT	95,214	925,480

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Viasat, Inc. *	26,547	2,042,261
Vistance Networks, Inc.	96,197	1,129,353
		16,076,800
Telecommunications Service Providers — 1.8%
8x8, Inc. *	318,283	604,738
Anterix, Inc. *	10,776	1,002,384
Cable One, Inc. *	20,542	821,475
fuboTV, Inc. * (a)	81,640	722,514
Gogo, Inc. *	104,072	435,021
IDT Corp., Class B	24,615	1,621,144
Liberty Capital Corp., Class C *	27,696	641,716
Liberty Latin America Ltd., Class C (Puerto Rico) *	180,391	1,455,755
Lumen Technologies, Inc. *	218,582	1,394,553
Shenandoah Telecommunications Co.	39,631	475,176
Telephone and Data Systems, Inc.	37,343	1,253,978
Xperi, Inc. *	764	5,890
		10,434,344
Tobacco — 0.5%
Turning Point Brands, Inc.	18,926	1,412,069
Universal Corp.	25,570	1,347,283
		2,759,352
Travel & Leisure — 1.1%
Biglari Holdings, Inc., Class B * (a)	267	106,130
Brightstar Lottery plc	33,828	339,633
Madison Square Garden Entertainment Corp. *	15,653	1,209,351
Monarch Casino & Resort, Inc.	9,363	1,149,308
SkyWest, Inc. *	14,298	1,529,457
Sphere Entertainment Co. *	8,024	1,149,438
Super Group SGHC Ltd. (Guernsey)	87,761	1,228,654
		6,711,971
Waste & Disposal Services — 0.2%
Casella Waste Systems, Inc., Class A *	13,094	1,174,663
Total Common Stocks (Cost $501,671,311)		589,813,909
	NO. OF RIGHTS
Rights—0.0% ^
Pharmaceuticals & Biotechnology — 0.0% ^
OmniAb Operations, Inc. ‡ *	1,382	—
OmniAb, Inc. ‡ *	1,382	—
		—
Food Producers — 0.0% ^
TreeHouse Foods, Inc., CVR ‡ *	43,930	84,785

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS	VALUE ($)
Rights — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0% ^
Arcellx, Inc., CVR ‡ *	14,239	997
Total Rights (Cost $85,782)		85,782
	SHARES
Short-Term Investments — 2.6%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c) (Cost $1,101,775)	1,101,775	1,101,775
Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $14,544,076)	14,544,076	14,544,076
Total Short-Term Investments (Cost $15,645,851)		15,645,851
Total Investments — 102.4% (Cost $517,402,944)		605,545,542
Liabilities in Excess of Other Assets — (2.4)%		(14,339,313)
NET ASSETS — 100.0%		591,206,229

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $13,803,499.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	7	09/18/2026	USD	1,029,000	(8,155)

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$1,888,117	$—	$—	$1,888,117
Automobiles & Parts	5,440,425	—	—	5,440,425
Banks	35,273,899	—	—	35,273,899
Beverages	4,408,427	—	—	4,408,427
Chemicals	22,330,316	—	—	22,330,316
Construction & Materials	14,892,499	—	—	14,892,499
Consumer Services	13,378,040	—	—	13,378,040
Electricity	11,342,669	—	—	11,342,669
Electronic & Electrical Equipment	4,916,573	—	—	4,916,573
Finance & Credit Services	7,073,727	—	—	7,073,727
Food Producers	19,266,636	—	—	19,266,636
Gas, Water & Multi-utilities	20,387,934	—	—	20,387,934
General Industrials	8,586,350	—	—	8,586,350
Health Care Providers	18,977,310	—	—	18,977,310
Household Goods & Home Construction	12,400,596	—	—	12,400,596
Industrial Engineering	4,348,215	—	—	4,348,215
Industrial Materials	8,432,907	—	—	8,432,907
Industrial Metals & Mining	13,494,870	—	—	13,494,870
Industrial Support Services	11,988,641	—	—	11,988,641
Industrial Transportation	23,168,260	—	—	23,168,260
Investment Banking & Brokerage Services	6,025,965	—	—	6,025,965
Leisure Goods	2,499,051	—	—	2,499,051
Life Insurance	5,387,639	—	—	5,387,639
Media	802,995	—	—	802,995
Medical Equipment & Services	15,214,922	—	—	15,214,922
Mortgage Real Estate Investment Trusts	6,798,049	—	—	6,798,049
Non-life Insurance	6,049,920	—	—	6,049,920
Non-Renewable Energy	42,396,243	—	—	42,396,243
Personal Care, Drug & Grocery Stores	17,337,832	—	—	17,337,832
Personal Goods	8,469,413	—	—	8,469,413
Pharmaceuticals, Biotechnology & Marijuana Producers	26,085,203	—	4,919	26,090,122
Precious Metals & Mining	5,449,132	—	—	5,449,132
Real Estate Investment & Services	10,196,402	—	—	10,196,402
Real Estate Investment Trusts	68,541,886	—	—	68,541,886
Renewable Energy	5,184,183	—	—	5,184,183
Retailers	13,140,584	—	—	13,140,584
Software & Computer Services	26,722,703	—	—	26,722,703
Technology Hardware & Equipment	24,353,327	—	—	24,353,327
Telecommunications Equipment	16,076,800	—	—	16,076,800
Telecommunications Service Providers	10,434,344	—	—	10,434,344
Tobacco	2,759,352	—	—	2,759,352
Travel & Leisure	6,711,971	—	—	6,711,971

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Waste & Disposal Services	$1,174,663	$—	$—	$1,174,663
Total Common Stocks	589,808,990	—	4,919	589,813,909
Rights	—	—	85,782	85,782
Short-Term Investments
Investment Companies	1,101,775	—	—	1,101,775
Investment of Cash Collateral from Securities Loaned	14,544,076	—	—	14,544,076
Total Short-Term Investments	15,645,851	—	—	15,645,851
Total Investments in Securities	$605,454,841	$—	$90,701	$605,545,542
Depreciation in Other Financial Instruments
Futures Contracts	$(8,155)	$—	$—	$(8,155)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$15,353,997	$135,505,464	$136,315,385	$—	$—	$14,544,076	14,544,076	$704,061	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	405,629	33,439,146	32,743,000	—	—	1,101,775	1,101,775	40,386	—
Total	$15,759,626	$168,944,610	$169,058,385	$—	$—	$15,645,851		$744,447	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.